Segment, revenue per product and services, geographic and major customer information (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Information by Segment and a Reconciliation from Consolidated Segment Operating Income to Consolidated Operating Income

The following table presents summarized information by segment and a reconciliation from consolidated segment operating income to consolidated operating income:

	Year ended December 31,
	2012	2013	2014
Revenue
Consumer	$310,031	$357,855	$315,611
SMB	45,935	49,258	58,462

Total Revenue	355,966	407,113	374,073

Segment operating income
Consumer	$141,434	$165,107	$157,785
SMB	8,568	13,504	2,255

Total segment operating income	150,002	178,611	160,040

Reconciliation to consolidated operating income
Global operating costs	$(37,983)	$(38,738)	$(39,959)
Share-based compensation	(16,183)	(8,927)	(12,376)
Acquisition amortization	(8,215)	(12,272)	(18,683)
Other adjustments	(7,213)	(8,574)	(9,684)

Consolidated operating income	$80,408	$110,099	$79,338

Other income (expense):
Interest income	$132	$90	$103
Interest and finance cost	(21,167)	(7,954)	(3,997)
Other, net	(1,904)	485	(1,431)

Other income and expense, net	(22,939)	(7,379)	(5,325)

Income before income taxes and loss from investment in equity affiliate	$57,469	$102,720	$74,013

Revenue Attributed To Products and Services

The following table represents revenue attributed to our products and services:

	Year Ended December 31,
	2012	2013	2014
Licenses(1)	$196,858	$245,965	$260,228
SaaS	—	4,874	21,353
Search	158,803	154,814	88,964
Other	305	1,460	3,528

	$355,966	$407,113	$374,073

(1)	Licenses include product license charges and ongoing subscription and support.

Revenue Attributed to Countries
The following table represents revenue attributed to countries based on the location of the end-users:

	Year Ended December 31,
	2012	2013	2014
Revenue:
United States	$179,893	$202,012	$189,421
United Kingdom	56,012	56,220	53,353
The Netherlands	7,623	10,178	8,561
Other countries(1)	112,438	138,703	122,738

	$355,966	$407,113	$374,073

(1)	No individual country represented more than 10% of the respective totals.

Property and Equipment, Net, by Country

The table below lists the Company’s property and equipment, net, by country.

	December 31,
	2013	2014
Long-lived assets:
Netherlands	$263	$332
Czech Republic	10,520	9,431
United States	2,405	6,462
Other countries(1)	2,106	1,775

	$15,294	$18,000

(1)	No individual country represented more than 10% of the respective totals.

Revenues Derived from Major Customers in Percentages of Total Revenue

Major customers

Revenues in financial years 2012, 2013 and 2014 included revenues derived from major customers were as follows (in percentages of total revenue):

	December 31,
	2012	2013	2014
Yahoo!	0	9%	15%
Google	44%	28%	9%

Accounts Receivable Balance with Major Customers in Percentage of Total Accounts Receivable
Accounts receivable balances with major customers were as follows (in percentage of total accounts receivable):
	December 31,
	2013	2014
Yahoo!	18%	21%
Google	19%	5%